Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Private placement - subsequent closings
On October 27, 2017 and November 2, 2017, Exicure entered into subscription agreements (the “Subscription Agreements”) with several accredited investors (the “Investors”) pursuant to which the Company agreed to issue and sell a total of 3,736,836 shares of the Company’s common stock, par value $0.0001 per share (the “Shares”) resulting in approximately $11,211 in gross proceeds to the Company. These shares were issued in Subsequent Closings of the Offering for up to 13,333,333 shares of common stock (the “Maximum Amount”) at a purchase price of $3.00 per share (the “Sale Price”). The Company and Katalyst Securities LLC, a U.S. registered broker-dealer (together with its sub-agents, the “Placement Agents”) may agree to extend the period for additional closings up to November 30, 2017.
As of November 14, 2017, the Company has sold a total of 10,504,196 shares of common stock for a total of approximately $31,513 in connection with all closings of the Offering (before deducting placement agent fees and expenses which are estimated at $3,966). Placement Agents have received an aggregate of $1,968 in cash placement fees and will receive warrants to purchase an aggregate of 413,320 shares of Exicure common stock (the “Warrants”) in connection with all closings of the Offering as of November 14, 2017. The Warrants have an exercise price of $3.00 per share and have been issued on the same terms in all prior closings of the Offering. The Placement Agents will also receive 50,000 shares of Exicure common stock in connection with all closings of the Offering.
The Company has evaluated subsequent events which may require adjustment to or disclosure in the financial statements through the date the financial statements were issued.

Subsequent Events
Reverse merger
On September 26, 2017, pursuant to the Merger Agreement, Max-1 Acquisition Sub, Inc., a wholly-owned subsidiary of Max-1 Acquisition Corporation (“Max-1”), merged with and into Exicure, with Exicure remaining as the surviving entity and a wholly-owned operating subsidiary of Max-1 Acquisition Corporation (the “Merger”). The Merger was effective as of September 26, 2017 (the “Effective Time”), upon the filing of a Certificate of Merger with the Secretary of State of the State of Delaware.
At the Effective Time, the legal existence of Max-1 Acquisition Sub, Inc. ceased. At the Effective Time, each share of Exicure’s common and preferred stock (other than shares of Exicure’s Series C preferred stock) issued and outstanding immediately prior to the closing of the Merger was converted into 0.49649 shares of Max-1 Common Stock, and each share of Exicure’s Series C preferred stock issued and outstanding immediately prior to the closing of the Merger was converted into 0.7666652 shares of Max-1 Common Stock. As a result, an aggregate of 26,666,627 shares of Max-1 Common Stock were issued to the holders of Exicure’s capital stock. In addition, pursuant to the Merger Agreement options to purchase 7,419,740 shares of Exicure’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into options to purchase 3,680,997 shares of Max-1 Common Stock. After the filing of the Certificate of Merger with the Secretary of State of the State of Delaware, Max-1 Corporation changed its name to Exicure, Inc.
The Merger is considered a “reverse merger”, whereby Exicure is considered the accounting acquirer in the Merger. Exicure was determined to be the accounting acquirer based on the terms of the Merger and other factors including: (i) legacy Exicure shareholders own approximately 94% of the combined company on a fully diluted basis immediately following the closing of the Merger, (ii) legacy Exicure directors will hold all six board seats of the combined company, and (iii) legacy Exicure management will hold all key positions in management of the combined company. The transaction will be accounted for as an asset acquisition rather than a business combination because as of the acquisition date, Max-1 does not meet the definition of a business as defined by U.S. GAAP.
Private placement
Following the Effective Time of the Merger, Max-1 (now renamed Exicure, Inc.) sold 6,767,360 shares of Exicure, Inc. common stock pursuant to an initial closing of a private placement offering for up to 13,333,333 shares of Exicure, Inc. common stock at a purchase price of $3.00 per share (the “Offering Price”). The Company may hold one or more subsequent closings at any time prior to October 31, 2017, unless otherwise extended, to sell the remaining shares in the private placement offering. The Company may also sell an additional 3,333,333 shares of common stock at the Offering Price to cover over-subscriptions in the event the private placement offering is oversubscribed. The private placement offering is referred to herein as the Offering. The Company granted to the investors in the Offering registration rights requiring the Company to register those shares of common stock for public resale. The then existing stockholders of Exicure who agreed to become parties to the registration rights agreement also became entitled to such registration rights. The initial closing of the Offering was on September 26, 2017. The aggregate gross proceeds from the initial closing of the Offering were $20,302 (before deducting placement agent fees and expenses of the initial closing of the Offering, which are estimated at $2,900).
In connection with the initial closing of the Offering, the Company issued warrants to the placement agents to purchase an aggregate of 163,174 shares of common stock. The warrants expire on March 27, 2021 and have an exercise price of $3.00 per share.
The Company has evaluated subsequent events which may require adjustment to or disclosure in the financial statements through the date the financial statements were issued.